INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INVENTORY
Schedule of Inventory
	March 31,	December 31,
	2021	2020
	(Unaudited)
Product components raw materials:
Frozen tubes to be attached to the nebulizer product	$39,317	$40,499
Unassembled nebulizers	19,403	4,733
Fluids to be inserted in the frozen tubes	10,327	11,470
Total product components raw materials	69,047	56,702
Refrigerated boxes	7,455	3,310
Delivery boxes	6,445	7,132
Total Inventory	$82,947	$67,144

	December 31,	December 31,
	2020	2019
Product components raw materials:
Frozen tubes to be attached to the nebulizer product	$40,499	$-
Unassembled nebulizers	4,733	-
Fluids to be inserted in the frozen tubes	11,470	-
Total product components raw materials	56,702	-
Refrigerated boxes	3,310	-
Delivery boxes	7,132	-
Total Inventory	$67,144	$-